Borrowed Funds and Subordinated Debentures - Scheduled Maturities of Term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2017	$ 235,000
2018	0
2019	30,000
2020	10,000
2021	0
Thereafter	10,310
Total	285,310
FHLB borrowings and repurchase agreements:
Debt Instrument [Line Items]
2017	220,000
2018	0
2019	30,000
2020	10,000
2021	0
Thereafter	0
Total	260,000
Repurchase agreements:
Debt Instrument [Line Items]
2017	15,000
2018	0
2019	0
2020	0
2021	0
Thereafter	0
Total	15,000	$ 15,000	$ 15,000
Subordinated debentures
Debt Instrument [Line Items]
2017	0
2018	0
2019	0
2020	0
2021	0
Thereafter	10,310
Total	$ 10,310	$ 10,310	$ 15,465